Financial debt - Debt and borrowings (Details) € in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2020 EUR (€) loan	Sep. 30, 2022	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Bank borrowings			€ 29,689	€ 9,992	€ 9,984
Derivatives instruments			9,876
Other loans and similar borrowings			316	62	6
Lease liabilities			4,510	2	130
Total debt			44,390	10,055	€ 10,119	€ 114
Increase (Decrease) in borrowings				9,900
Loan obtained			€ 30,209	€ 9,979
Financing from a syndicate of French banks
Disclosure of detailed information about borrowings [line items]
Number of loans obtained | loan	3
Loan obtained	€ 10,000
Extension of term of debt	4 years			4 years
Loan agreements with syndicate of French banks, state guaranteed loan (Pret Garanti par l'Etat)
Disclosure of detailed information about borrowings [line items]
Amended reimbursement period		4 years
Societe Generale
Disclosure of detailed information about borrowings [line items]
Total debt				€ 13